Lease	6 Months Ended
Feb. 29, 2024
Lease [Abstract]
Lease

Note 5 — Lease

On September 1, 2022, the Group leases office spaces for its operations under non-cancelable operating lease agreement with expiration date in August 2025. The Group has no finance leases. The Company do not assume renewals in our determination of the lease term unless the renewals are reasonably certain to be exercised at lease commencement. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Lease expenses for the six months ended February 29, 2024 and February 28, 2023 were $5 and $6, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	February 29,	August 31,
	2024	2023
Right-of-use assets under operating leases	$18	$24

Operating lease liabilities, current	31	24
Operating lease liabilities, non-current	6	12
Total operating lease liabilities	$37	$36

As of
February 29,
Twelve months ending August 31,	2024
Fiscal year 2024	$31
Fiscal year 2025	6
Total Future minimum lease payments	37
Less: Imputed interest	-
Total	$37